SHARE CAPITAL DISCLOSURE: Schedule of changes in Warrants (Tables)	12 Months Ended
Jan. 31, 2023
Tables/Schedules
Schedule of changes in Warrants

	Year ended January 31, 2023		Year ended January 31, 2022
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
Warrants outstanding, beginning	10,688,239	$0.36	-	$	n/a
Warrants issued	3,510,756	$0.45	10,688,239		$0.36
Warrants outstanding, ending	14,198,995	$0.38	10,688,239		$0.36